Non-financial assets and liabilities (Details 1) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Non-current Other Non-financial Liabilities	$ 7,572,272	$ 10,551,939
Other Non-financial Liabilities	8,772,049	6,540,438
Others
Statement [Line Items]
Other Non-financial Liabilities	11,020	67,224
Dividends payable
Statement [Line Items]
Other Non-financial Liabilities	946,743	0
VAT Payable
Statement [Line Items]
Non-current Other Non-financial Liabilities	7,310,088	10,170,064
Other Non-financial Liabilities	5,558,488	5,901,990
Tax on Bank Account Transactions Payable
Statement [Line Items]
Non-current Other Non-financial Liabilities	262,184	381,875
Other Non-financial Liabilities	349,043	314,747
Turnover Tax Payable
Statement [Line Items]
Other Non-financial Liabilities	48,195	58,900
Income Tax Withholdings Payable
Statement [Line Items]
Other Non-financial Liabilities	1,804,845	112,945
Concession Fees and Royalties
Statement [Line Items]
Other Non-financial Liabilities	$ 53,715	$ 84,632